FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	December 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 39.1%
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	$2,149,545	$2,222,912
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	2,433,015	2,682,966
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	925,262	951,142
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	2,314,737	1,878,136
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	778,882	696,924
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	4,180,992	3,272,684
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	2,154,096	1,406,238
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	1,657,860	1,017,889
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	1,035,040	939,410
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	487,964	481,821
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	464,541	448,002
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	5,567,855	5,373,012
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	4,340,840	4,132,534
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	2,736,034	2,598,704
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	1,634,535	1,536,311
U.S. Treasury Notes, Inflation Indexed	0.750%	7/15/28	612,850	586,711
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	4,630,262	4,432,910
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	841,967	778,464
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	2,152,512	1,951,900
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	1,775,856	1,560,690
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	1,549,320	1,466,749

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $44,974,945)				40,416,109

			SHARES
COMMON STOCKS - 31.0%
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.3%
LG Uplus Corp.			13,586	107,747	(a)
Telefonica SA			27,200	106,349	(a)
Verizon Communications Inc.			3,550	133,835

Total Diversified Telecommunication Services				347,931

Entertainment - 0.4%
Electronic Arts Inc.			888	121,487
NetEase Inc., ADR			1,610	149,988
Nintendo Co. Ltd.			3,000	156,102	(a)

Total Entertainment				427,577

Interactive Media & Services - 1.1%
Alphabet Inc., Class A Shares			2,396	334,697	*
Alphabet Inc., Class C Shares			2,373	334,427	*

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2023 Quarterly Report	1

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Interactive Media & Services - (continued)
Auto Trader Group PLC	16,300	$149,742	(a)
Meta Platforms Inc., Class A Shares	900	318,564	*

Total Interactive Media & Services		1,137,430

Wireless Telecommunication Services - 0.1%
MTN Group Ltd.	13,926	87,930

TOTAL COMMUNICATION SERVICES		2,000,868

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.7%
Bayerische Motoren Werke AG	1,374	152,887	(a)
Honda Motor Co. Ltd.	11,700	120,688	(a)
Hyundai Motor Co.	740	116,406	(a)
Kia Corp.	2,382	184,208	(a)
Tesla Inc.	640	159,027	*

Total Automobiles		733,216

Broadline Retail - 0.5%
Alibaba Group Holding Ltd.	14,000	134,856	(a)
Amazon.com Inc.	1,557	236,570	*
eBay Inc.	1,924	83,925

Total Broadline Retail		455,351

Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc.	14,000	102,055	*(a)

Hotels, Restaurants & Leisure - 0.4%
Booking Holdings Inc.	40	141,889	*
Domino’s Pizza Inc.	300	123,669
Yum! Brands Inc.	1,046	136,670

Total Hotels, Restaurants & Leisure		402,228

Household Durables - 0.2%
PulteGroup Inc.	2,201	227,187

Specialty Retail - 0.8%
AutoZone Inc.	69	178,407	*
Home Depot Inc.	687	238,080
Lowe’s Cos. Inc.	879	195,621
TJX Cos. Inc.	2,290	214,825

Total Specialty Retail		826,933

Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp.	274	183,150	*
Pandora A/S	1,592	220,102	(a)
Under Armour Inc., Class A Shares	4,764	41,876	*

Total Textiles, Apparel & Luxury Goods		445,128

TOTAL CONSUMER DISCRETIONARY		3,192,098

See Notes to Consolidated Schedule of Investments.

2	Franklin Strategic Real Return Fund 2023 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
PepsiCo Inc.	450	$76,428
Remy Cointreau SA	687	87,630	(a)

Total Beverages		164,058

Consumer Staples Distribution & Retail - 0.7%
George Weston Ltd.	1,200	148,976
Koninklijke Ahold Delhaize NV	4,300	123,717	(a)
Kroger Co.	2,657	121,452
Tesco PLC	34,700	128,554	(a)
Walmart Inc.	1,465	230,957

Total Consumer Staples Distribution & Retail		753,656

Food Products - 0.2%
Hershey Co.	595	110,932
Saputo Inc.	4,000	80,993

Total Food Products		191,925

Household Products - 0.3%
Clorox Co.	900	128,331
Procter & Gamble Co.	1,126	165,004

Total Household Products		293,335

Tobacco - 0.2%
Imperial Brands PLC	4,700	108,231	(a)
Japan Tobacco Inc.	5,800	149,786	(a)

Total Tobacco		258,017

TOTAL CONSUMER STAPLES		1,660,991

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
APA Corp.	2,565	92,032
BP PLC	33,000	195,627	(a)
Marathon Petroleum Corp.	1,420	210,671
PetroChina Co. Ltd., Class H Shares	258,000	170,484	(a)
Valero Energy Corp.	1,374	178,620

TOTAL ENERGY		847,434

FINANCIALS - 3.1%
Banks - 1.1%
Bank of China Ltd., Class H Shares	229,000	87,016	(a)
BNP Paribas SA	1,924	133,613	(a)
Citigroup Inc.	2,229	114,660
Comerica Inc.	2,553	142,483
First Citizens BancShares Inc., Class A Shares	50	70,948
JPMorgan Chase & Co.	1,249	212,455

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2023 Quarterly Report	3

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
Mizuho Financial Group Inc.	5,000	$85,289	(a)
UniCredit SpA	3,000	81,689	(a)
Wells Fargo & Co.	4,031	198,406

Total Banks		1,126,559

Capital Markets - 0.7%
3i Group PLC	5,000	153,898	(a)
Ameriprise Financial Inc.	401	152,312
Bank of New York Mellon Corp.	2,950	153,547
Brookfield Asset Management Ltd., Class A Shares	3,000	120,493
State Street Corp.	1,500	116,190

Total Capital Markets		696,440

Consumer Finance - 0.3%
Discover Financial Services	1,281	143,984
Synchrony Financial	3,939	150,431

Total Consumer Finance		294,415

Financial Services - 0.2%
Mastercard Inc., Class A Shares	570	243,111

Insurance - 0.8%
Allianz SE, Registered Shares	759	202,836	(a)
DB Insurance Co. Ltd.	1,500	97,145	(a)
Fairfax Financial Holdings Ltd.	160	147,618
Japan Post Holdings Co. Ltd.	13,300	118,735	(a)
Legal & General Group PLC	34,000	108,654	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	350	145,185	(a)

Total Insurance		820,173

TOTAL FINANCIALS		3,180,698

HEALTH CARE - 2.3%
Biotechnology - 0.5%
Biogen Inc.	447	115,670	*
Regeneron Pharmaceuticals Inc.	175	153,701	*
Vertex Pharmaceuticals Inc.	558	227,044	*

Total Biotechnology		496,415

Health Care Providers & Services - 1.2%
Cardinal Health Inc.	1,832	184,665
Elevance Health Inc.	394	185,795
HCA Healthcare Inc.	657	177,837
McKesson Corp.	413	191,211

See Notes to Consolidated Schedule of Investments.

4	Franklin Strategic Real Return Fund 2023 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
Molina Healthcare Inc.	516	$186,436	*
UnitedHealth Group Inc.	619	325,885

Total Health Care Providers & Services		1,251,829

Pharmaceuticals - 0.6%
Novo Nordisk A/S, Class B Shares	2,967	307,474	(a)
Ono Pharmaceutical Co. Ltd.	5,800	103,179	(a)
Roche Holding AG	348	101,161	(a)
Shionogi & Co. Ltd.	1,700	81,818	(a)

Total Pharmaceuticals		593,632

TOTAL HEALTH CARE		2,341,876

INDUSTRIALS - 1.8%
Building Products - 0.4%
Lennox International Inc.	442	197,804
Masco Corp.	2,657	177,966

Total Building Products		375,770

Industrial Conglomerates - 0.1%
3M Co.	1,099	120,143

Machinery - 0.2%
Caterpillar Inc.	861	254,572

Professional Services - 0.3%
ManpowerGroup Inc.	1,100	87,417
Wolters Kluwer NV	1,390	197,754	(a)

Total Professional Services		285,171

Trading Companies & Distributors - 0.8%
Marubeni Corp.	12,600	198,381	(a)
Mitsubishi Corp.	12,600	200,709	(a)
Mitsui & Co. Ltd.	5,100	191,066	(a)
W.W. Grainger Inc.	265	219,603

Total Trading Companies & Distributors		809,759

TOTAL INDUSTRIALS		1,845,415

INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 0.2%
Cisco Systems Inc.	3,672	185,509

Electronic Equipment, Instruments & Components - 0.1%
Unimicron Technology Corp.	13,000	74,276	(a)

IT Services - 0.4%
CGI Inc.	1,500	160,692	*
Gartner Inc.	520	234,577	*

Total IT Services		395,269

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2023 Quarterly Report	5

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials Inc.	1,465	$237,433
ASM International NV	241	125,434	(a)
ASML Holding NV	378	285,347	(a)
KLA Corp.	435	252,865
MediaTek Inc.	4,000	132,080	(a)
NVIDIA Corp.	300	148,566
Powertech Technology Inc.	35,000	160,669	(a)
QUALCOMM Inc.	1,300	188,019
United Microelectronics Corp.	86,000	146,529	(a)

Total Semiconductors & Semiconductor Equipment		1,676,942

Software - 1.4%
Adobe Inc.	400	238,640	*
Cadence Design Systems Inc.	700	190,659	*
Check Point Software Technologies Ltd.	1,121	171,278	*
Fortinet Inc.	2,748	160,840	*
Microsoft Corp.	1,888	709,964

Total Software		1,471,381

Technology Hardware, Storage & Peripherals - 1.4%
Apple Inc.	5,990	1,153,255
Logitech International SA, Registered Shares	1,541	146,531	(a)
Samsung Electronics Co. Ltd.	3,505	212,742	(a)

Total Technology Hardware, Storage & Peripherals		1,512,528

TOTAL INFORMATION TECHNOLOGY		5,315,905

MATERIALS - 0.3%
Chemicals - 0.2%
CF Industries Holdings Inc.	1,100	87,450
Huntsman Corp.	3,350	84,185
Sasol Ltd., ADR	4,700	46,718

Total Chemicals		218,353

Metals & Mining - 0.1%
BHP Group Ltd.	4,260	145,634	(a)

TOTAL MATERIALS		363,987

REAL ESTATE - 11.0%
Diversified REITs - 0.5%
Alexander & Baldwin Inc.	4,104	78,058
Armada Hoffler Properties Inc.	7,291	90,190
Essential Properties Realty Trust Inc.	7,135	182,370
Stockland	36,648	111,140	(a)

Total Diversified REITs		461,758

See Notes to Consolidated Schedule of Investments.

6	Franklin Strategic Real Return Fund 2023 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care REITs - 1.0%
CareTrust REIT Inc.	7,472	$167,223
Global Medical REIT Inc.	5,867	65,124
LTC Properties Inc.	3,277	105,257
Medical Properties Trust Inc.	12,739	62,549
National Health Investors Inc.	2,665	148,840
Omega Healthcare Investors Inc.	6,921	212,198
Ventas Inc.	1,155	57,565
Welltower Inc.	2,573	232,007

Total Health Care REITs		1,050,763

Hotel & Resort REITs - 0.6%
Apple Hospitality REIT Inc.	11,545	191,762
Host Hotels & Resorts Inc.	21,416	416,970

Total Hotel & Resort REITs		608,732

Industrial REITs - 1.7%
Americold Realty Trust Inc.	3,279	99,255
First Industrial Realty Trust Inc.	2,724	143,473
LXP Industrial Trust	15,557	154,326
Prologis Inc.	8,653	1,153,445
Rexford Industrial Realty Inc.	3,401	190,796
STAG Industrial Inc.	1,392	54,650

Total Industrial REITs		1,795,945

Office REITs - 0.6%
Boston Properties Inc.	2,359	165,531
COPT Defense Properties	4,594	117,744
Douglas Emmett Inc.	6,094	88,363
Easterly Government Properties Inc.	5,727	76,971
Highwoods Properties Inc.	3,338	76,641
Kilroy Realty Corp.	2,512	100,078

Total Office REITs		625,328

Real Estate Management & Development - 0.1%
Daito Trust Construction Co. Ltd.	1,200	138,896	(a)

Residential REITs - 1.8%
Apartment Investment and Management Co., Class A Shares	15,438	120,880	*
AvalonBay Communities Inc.	1,683	315,091
Camden Property Trust	1,805	179,218
Equity LifeStyle Properties Inc.	3,553	250,629
Equity Residential	3,504	214,305
Essex Property Trust Inc.	979	242,733
Invitation Homes Inc.	2,994	102,125

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2023 Quarterly Report	7

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2023
(Percentages shown based on Fund net assets)

SECURITY			SHARES	VALUE
Residential REITs - (continued)
Mid-America Apartment Communities Inc.			2,051	$275,778
Sun Communities Inc.			1,099	146,881

Total Residential REITs				1,847,640

Retail REITs - 1.8%
Brixmor Property Group Inc.			10,044	233,724
Getty Realty Corp.			3,124	91,283
Klepierre SA			5,900	161,074	(a)
NNN REIT Inc.			5,297	228,301
Realty Income Corp.			6,020	345,668
Regency Centers Corp.			1,232	82,544
Simon Property Group Inc.			4,747	677,112

Total Retail REITs				1,819,706

Specialized REITs - 2.9%
CubeSmart			5,635	261,182
Digital Realty Trust Inc.			2,424	326,222
EPR Properties			3,461	167,685
Equinix Inc.			902	726,462
Extra Space Storage Inc.			1,928	309,116
Gaming and Leisure Properties Inc.			3,859	190,442
Iron Mountain Inc.			1,953	136,671
Public Storage			1,828	557,540
VICI Properties Inc.			10,350	329,958

Total Specialized REITs				3,005,278

TOTAL REAL ESTATE				11,354,046

TOTAL COMMON STOCKS (Cost - $25,969,024)				32,103,318

INVESTMENTS IN UNDERLYING FUNDS - 4.3%
iShares Trust - iShares Global Infrastructure ETF (Cost - $4,501,122)			93,890	4,417,524

	RATE	MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES - 1.7%
ENERGY - 0.8%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	$2,000	1,961

Oil, Gas & Consumable Fuels - 0.8%
Apache Corp., Senior Notes	4.750%	4/15/43	60,000	47,314
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	240,000	232,833
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	232,653
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000	19,394

See Notes to Consolidated Schedule of Investments.

8	Franklin Strategic Real Return Fund 2023 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	$50,000	$48,583
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	80,000	79,065
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000	40,314
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	55,872
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	50,000	44,387
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	30,000	29,214

Total Oil, Gas & Consumable Fuels				829,629

TOTAL ENERGY				831,590

MATERIALS - 0.9%
Metals & Mining - 0.7%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	192,308	(b)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	200,000	163,893	(b)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	50,000	54,230
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	48,589	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000	213,280
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	50,000	51,271

Total Metals & Mining				723,571

Paper & Forest Products - 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	200,000	194,270	(c)

TOTAL MATERIALS				917,841

TOTAL CORPORATE BONDS & NOTES (Cost - $1,835,788)				1,749,431

SOVEREIGN BONDS - 0.1%
Peru - 0.1%
Peruvian Government International Bond, Senior Notes (Cost - $160,002)	2.783%	1/23/31	160,000	139,731

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $77,440,881)				78,826,113

			SHARES
SHORT-TERM INVESTMENTS - 20.9%
Dreyfus Government Cash Management, Institutional Shares	5.258%		251,217	251,217	(d)
Invesco Government & Agency Portfolio, Institutional Class	5.634%		21,185,469	21,185,469	(d)
Invesco Treasury Portfolio, Institutional Class	5.622%		197,325	197,325	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $21,634,011)				21,634,011

TOTAL INVESTMENTS - 97.1% (Cost - $99,074,892)				100,460,124
Other Assets in Excess of Liabilities - 2.9%				2,952,911

TOTAL NET ASSETS - 100.0%				$103,413,035

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2023 Quarterly Report	9

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

At December 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
E-mini S&P 500 Index	20	3/24	$4,660,087	$4,820,000	$159,913
S&P GSCI	131	1/24	17,452,478	17,531,075	78,597
U.S. Treasury 10-Year Notes	14	3/24	1,528,316	1,580,468	52,152

					290,662

Contracts to Sell:
U.S. Treasury Long-Term
Bonds	3	3/24	352,776	374,813	(22,037)

Net unrealized appreciation on open futures contracts					$268,625

See Notes to Consolidated Schedule of Investments.

10	Franklin Strategic Real Return Fund 2023 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2023

At December 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	3,207,000	USD	2,104,183	HSBC Securities Inc.	1/12/24	$82,255
CAD	6,802,000	USD	5,009,408	HSBC Securities Inc.	1/12/24	125,050
CHF	998,000	USD	1,144,510	HSBC Securities Inc.	1/12/24	43,870
EUR	16,953,000	USD	18,313,444	HSBC Securities Inc.	1/12/24	412,438
GBP	3,007,000	USD	3,784,938	HSBC Securities Inc.	1/12/24	48,239
JPY	640,300,000	USD	4,373,664	HSBC Securities Inc.	1/12/24	177,468
MXN	36,780,000	USD	2,101,282	HSBC Securities Inc.	1/12/24	59,593
NOK	22,800,000	USD	2,087,889	HSBC Securities Inc.	1/12/24	157,051
NZD	3,446,000	USD	2,113,111	HSBC Securities Inc.	1/12/24	65,373
SEK	14,020,000	USD	1,337,956	HSBC Securities Inc.	1/12/24	$52,885
EUR	21,908	USD	23,227	BNP Paribas SA	1/19/24	979

Net unrealized appreciation on open forward foreign currency contracts						$1,225,201

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2023 Quarterly Report	11

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

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Notes to Consolidated Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$40,416,109	—	$40,416,109
Common Stocks:
Communication Services	$1,480,928	519,940	—	2,000,868
Consumer Discretionary	2,160,896	1,031,202	—	3,192,098
Consumer Staples	1,063,073	597,918	—	1,660,991
Energy	481,323	366,111	—	847,434
Financials	1,966,638	1,214,060	—	3,180,698
Health Care	1,748,244	593,632	—	2,341,876
Industrials	1,057,505	787,910	—	1,845,415
Information Technology	4,032,297	1,283,608	—	5,315,905
Materials	218,353	145,634	—	363,987
Real Estate	10,942,936	411,110	—	11,354,046
Investments in Underlying Funds	4,417,524	—	—	4,417,524
Corporate Bonds & Notes	—	1,749,431	—	1,749,431
Sovereign Bonds	—	139,731	—	139,731

Total Long-Term Investments	29,569,717	49,256,396	—	78,826,113

Short-Term Investments†	21,634,011	—	—	21,634,011

Total Investments	$51,203,728	$49,256,396	—	$100,460,124

Other Financial Instruments:
Futures Contracts††	$290,662	—	—	$290,662
Forward Foreign Currency Contracts††	—	$1,225,201	—	1,225,201

Total Other Financial Instruments	$290,662	$1,225,201	—	$1,515,863

Total	$51,494,390	$50,481,597	—	$101,975,987

14	Franklin Strategic Real Return Fund 2023 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$22,037	—	—	$22,037

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Consolidated Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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